Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
Schedule of Equity
	Authorized	Issued	Outstanding
Preferred Stock	75,000,000	—	—
Series FE Preferred Stock	1	—	—
Class A Common Stock	250,000,000	855,799	855,799
Class B Common Stock	25,000,000	11,556	11,556
Total	350,000,001	867,355	867,355

	Authorized	Issued	Outstanding
Preferred Stock	75,000,000	—	—
Series FE Preferred Stock	1	—	—
Class A Common Stock	250,000,000	515,761	515,761
Class B Common Stock	25,000,000	11,556	11,556
Total	350,000,001	527,317	527,317